Accumulated Other Comprehensive Loss and Other Comprehensive Income (Loss) - Schedule of Other Comprehensive (Loss) Income (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017		Sep. 30, 2016
Other Comprehensive Income Loss [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Translation (Loss) Gain, before Tax	$ (234.4)		$ 80.7		$ 109.8
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale of HH&B, before Tax			26.8
Net deferred loss on cash flow hedges, Pre-Tax Amount					(0.7)
Reclassification adjustment of net (gain) loss on cash flow hedges included in earnings, Pre-Tax Amount	0.7		(0.8)		1.9
Net actuarial gain (loss) arising during period, Pre-Tax Amount	(29.0)		34.1		(354.0)
Amortization of net actuarial loss, Pre-Tax Amount	20.9		56.4		379.7	[1]
Prior service cost arising during the period, Pre-Tax Amount	(7.8)		1.0		2.3
Amortization of prior service credits (costs), Pre-Tax Amount	0.3		(0.4)		1.8
Unrealized gain on available for sale security, before tax	0.8		0.7
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Sale of HH&B, before Tax			4.2
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, before Tax					20.2
Reclassification adjustment of net gain on available for sale security included in earnings, Pre-Tax	(1.5)
Consolidated other comprehensive loss	(250.0)		202.7		161.0
Less: Other comprehensive income attributable to noncontrolling interests	0.0		(0.2)		0.7
Other comprehensive loss attributable to common stockholders	(250.0)		202.5		161.7
Foreign currency translation (loss) gain, Tax	0.0		0.0		0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale of HH&B, Tax			0.0
Net deferred loss on cash flow hedges, Tax					0.3
Reclassification adjustment of net loss on cash flow hedges included in earnings, Tax	(0.2)		0.3		(0.7)
Net actuarial gain (loss) arising during period, Tax	15.9		(11.9)		129.4
Amortization of net actuarial loss, Tax	(5.9)		(20.4)		(143.2)	[1]
Other Comprehensive Income (Loss), Pension and Other Postretirement Plans, Net Prior Service Credit Arising During Period, Tax	2.3		(0.3)		(0.9)
Amortization of prior service cost (credit), Tax	(0.1)		0.2		(0.7)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	0.0		0.0
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Sale of HH&B, Tax			(1.3)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Tax					0.0
Reclassification adjustment of net gain on available for sale security included in earnings, Tax	0.0
Consolidated other comprehensive loss	12.0		(33.4)		(15.8)
Less: Other comprehensive income (loss) attributable to noncontrolling interests, Tax	0.0		0.0		0.0
Other comprehensive loss attributable to common stockholders	12.0		(33.4)		(15.8)
Foreign currency translation (loss) gain, Net of Tax Amount	(234.4)		80.7		109.8
Sale of HH&B	0.0		26.8		0.0
Net deferred loss on cash flow hedges, Net of Tax Amount	0.0		0.0		(0.4)
Reclassification adjustment of net loss on cash flow hedges included in earnings, Net of Tax Amount	0.5		(0.5)		1.2
Net actuarial (loss) gain arising during period	(13.1)		22.2		(224.6)
Amortization and settlement recognition of net actuarial loss, included in pension and postretirement cost	15.0		36.0		236.5	[1]
Prior service (cost) credit arising during period	(5.5)		0.7		1.4
Amortization and curtailment recognition of prior service (credit) cost, included in pension and postretirement cost	0.2		(0.2)		1.1
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	0.8		0.7
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Sale of HH&B, Net of Tax	0.0		2.9		0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	0.0		0.0		20.2
Reclassification adjustment of net gain on available for sale security included in earnings, Net of Tax	(1.5)		0.0		0.0
Other comprehensive (loss) income, net of tax	(238.0)		169.3		145.2
Less: Other comprehensive income attributable to noncontrolling interests			(0.2)		0.7
Net current period other comprehensive (loss) income	$ (238.0)	[2]	$ 169.1	[2]	$ 145.9

[1]	Includes pension risk transfer expense.
[2]	All amounts are net of tax and noncontrolling interest